BUSINESS COMBINATION - Schedule of Business Acquisitions (Details) - Golar Eskimo $ in Thousands	Jan. 20, 2015 USD ($)
Business Acquisition
Purchase consideration	$ 226,010
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment	292,872
Intangible asset	95,520
Cash	298
Other assets and liabilities	150
Long-term debt	(162,830)
Subtotal	226,010
Difference between the purchase price and fair value of net assets acquired	0
Business Combination, Consideration Transferred
Loan from Golar	220,000
Cash consideration paid to Golar	7,170
Purchase price adjustments	(1,160)
Purchase consideration	$ 226,010